Details of Significant Accounts - Accounts receivable (Details) - Accounts receivable - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Financial assets	$ 7,567	$ 7,902
Accounts receivable
Financial instruments
Financial assets	7,748	8,168
Less: Allowance for expected credit losses (Note)
Financial instruments
Financial assets	$ (181)	$ (266)